CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 315	$ 347
Restricted cash	3	2
Receivables-
Customer notes and accounts, net	1,294	1,272
Other	27	22
Inventories	869	730
Prepayments and other	291	229
Total current assets	2,799	2,602
Other assets:
Long-term receivables, net	9	9
Goodwill	49	57
Intangibles, net	22	19
Deferred income taxes	204	199
Other	144	103
Other Assets	428	387
Plant, property, and equipment, at cost	4,008	3,548
Less-Accumulated depreciation and amortization	(2,393)	(2,191)
Plant, property and equipment, net	1,615	1,357
Total Assets	4,842	4,346
Current liabilities:
Short-term debt (including current maturities of long-term debt)	83	90
Accounts payable	1,705	1,501
Accrued taxes	45	39
Accrued interest	14	15
Accrued liabilities	287	285
Other	132	43
Total current liabilities	2,266	1,973
Long-term debt	1,358	1,294
Deferred income taxes	11	7
Pension and postretirement benefits	268	273
Deferred credits and other liabilities	155	139
Commitments and contingencies	0	0
Total liabilities	4,058	3,686
Redeemable noncontrolling interests	42	40
Tenneco Inc. Shareholders' equity:
Common stock	1	1
Premium on common stock and other capital surplus	3,112	3,098
Accumulated other comprehensive loss	(541)	(665)
Retained earnings (accumulated deficit)	(946)	(1,100)
Shareholders Equity Before Deduction Of Treasury Stock, Total	1,626	1,334
Less-Shares held as treasury stock, at cost	930	761
Total Tenneco Inc. shareholders' equity	696	573
Noncontrolling interests	46	47
Total equity	742	620
Total liabilities, redeemable noncontrolling interests and equity	$ 4,842	$ 4,346